SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of rYojbaba Co., Ltd. and its wholly owned subsidiary, Sakai Seikotsuin Nish Co., Ltd. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency

The Company maintains its books and record in its local currency, Japanese YEN (“JPY” or “¥”), which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. Transactions denominated in currencies other than the functional currency are translated into the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive income.

The reporting currency of the Company is the United States Dollars (“US$” or “$”), and the accompanying consolidated financial statements have been expressed in US$. In accordance with ASC Topic 830-30, “Translations of Financial Statements”, assets and liabilities of the Company whose functional currency is not US$ are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from the translation of financial statements are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of changes in shareholders’ equity.

Translation of amounts from local currency of the Company into US$1 has been made at the following exchange rates:

	December 31, 2025	December 31, 2024	December 31, 2023
Current JPY: US$1 exchange rate	156.56	158.18	141.83
Average JPY: US$1 exchange rate	149.61	151.69	140.67

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, the management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the impairment of long-lived assets and goodwill, useful lives of property and equipment and intangible assets, valuation allowance of deferred tax assets, uncertain income tax positions, allowance for credit losses, valuation of warrant and implicit interest rate of operating leases. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and deposits in banks and other financial institutions that are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

The Company maintains all of its bank accounts at financial institutions in Japan. The Company carries cash balances, in excess of the Deposit Insurance Corporation of Japan (DCIJ) limit of ¥10,000,000 ($70,000) per institution. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Inventories

Inventories consist of finished goods used for our store locations and are valued at the lower of cost and net realizable value, which is defined as the estimated selling price in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation. Cost of inventories is primarily determined by the first-in, first-out (“FIFO”) method. Inventories consist of merchandise and supplies.

Accounts Receivable

Accounts receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). The Company’s accounts receivable balances are unsecured and bear no interest.

The Company adopted Accounting Standards Updates (“ASU”) No. 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments on January 1, 2021.

The allowance for credit losses reflects the Company’s current estimate of credit losses expected to be incurred over the life of the receivables. The Company considers various factors in establishing, monitoring, and adjusting its allowance for credit losses including the aging of receivables and aging trends, customer creditworthiness and specific exposures related to particular customers. The Company also monitors other risk factors and forward-looking information, such as country specific risks and economic factors that may affect a customer’s ability to pay in establishing and adjusting its allowance for credit losses. Accounts receivable balances are written off after all collection efforts have ceased. No allowance for credit losses were reserved as of December 31, 2025 and 2024.

Property and Equipment

Property and equipment are measured using the cost model and are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line over the estimated useful lives, as more details follow. Depreciation is included in cost of revenues and selling, general and administrative expenses and is allocated based on estimated usage for each class of asset.

	Depreciation Method	Useful Life
Buildings	Straight-line method	3 – 39 years
Leasehold improvement	Straight-line method	2 – 27 years
Structures	Straight-line method	6 – 15 years
Facilities - asset retirement obligation	Straight-line method	2 - 39 years
Vehicles	Straight-line method	2 - 6 years
Tools, furniture and fixture	Straight-line method	2 -15 years
Machinery and equipment	Straight-line method	17 years
Software	Straight-line method	5 years
Land	Not depreciated	-

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon. Depreciation is included in cost of revenues and operating expenses and is allocated based on estimated usage for each class of asset.

Intangible Assets

Intangible assets with an indefinite life, consist of store operating rights, are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Intangible assets with finite lives, consist of customer lists, are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets.

The estimated useful lives of intangible assets are as follows:

	Amortization Method	Useful Life
Customer lists	Straight-line method	7 years
Store operating rights	N/A	Indefinite

Leases

The Company determines if an arrangement is a lease at inception based on whether or not the Company has the right to control the asset during the contract period and other facts and circumstances. We are the lessee in a lease contract when we obtain the right to control the asset.

The Company recognizes right-of-use assets and lease liabilities for all leases other than those with a term of twelve months or less as the Company has elected to apply the short-term lease recognition exemption. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are classified and recognized at the commencement date of a lease. Lease liabilities are measured based on the present value of fixed lease payments over the lease term. Right-of-use assets consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company.

As the rates implicit on the Company’s leases for which it is the lessee are not readily determinable, the Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. When determining the incremental borrowing rate, the Company assesses multiple variables such as lease term, collateral, economic conditions, and its creditworthiness.

Impairment of Long-Lived Assets and Definite-Lived Intangible Assets

Long-lived assets with finite lives, primarily, property and equipment and operating lease right-of-use assets, and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value, (see Note 4 and 5).

Revenue Recognition

The Company recognizes revenue from directly-operated clinics and salons and consulting services under ASC Topic 606, “Revenue from Contracts with Customers”.

To determine revenue recognition for contracts with customers, the Company performs the following five steps : (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. Revenue amount represents the invoiced value, net of consumption tax and applicable local government levies, if any. The consumption tax on sales is calculated at 10% of gross sales.

The Company currently generates its revenue from the following main sources:

Revenue from Directly-Operated Clinics and Salons

The Company recognizes revenue from the sale of osteopathic clinics and osteopathic beauty salons when the services are rendered at the Company’s clinics and salons and recognizes revenue from the sale of products at the time products are purchased at the Company’s clinics and salons. Osteopathic clinic services covered by government health insurance are collected on credit, whereas beauty services and products not covered by insurance are paid by cash or credit card, net of discounts and applicable sales taxes at time of service or purchase. Accordingly, the Company recognizes revenue for the Company’s single performance obligation related to in-store at the point at which the service has been performed or the control of the merchandise has passed to the customer.

The Company receives the majority of payment for services under osteopathic clinic services from government insurance. Health insurance in Japan is operated by the government, regardless of the plan, and enrollees can receive care from any medical provider as frequently as they would like, and copayments are the same across all plans. Cost-sharing varies according to age and the government insurance covers 70% – 90%, with the customer responsible for the balance. Estimates for settlements with government insurance coverage for retroactive adjustments from estimated reimbursements due to audits, reviews, or investigations are included in the determination of the estimated transaction price for providing services. The Company estimates the transaction price based on the terms of the insurance coverage, correspondence with the historical payment trends. Changes to these estimates for retroactive adjustments are recognized in the period the change or adjustment becomes known or when final settlements are determined.

Revenue from Consulting Services

The Company provides general labor and corporate consulting services to customers. Revenues from consulting services are recognized over the period of the contract by reference to progress toward complete satisfaction of that performance obligation.

In addition to general labor and corporate consulting services, the Company provides customized consulting services aimed at assisting customers in achieving contractually defined goals. These services are compensated through performance-based fees, contingent upon the achievement of specific predetermined measures. The Company recognizes performance-based fees only when they are confirmed and fixed.

Contract liabilities

Contract liabilities mainly consist of prepaid coupons for clinics and salons. Unsatisfied performance obligations at the end of period relate to certain prepaid coupon are recognized as contract liabilities when a customer purchases a coupon ticket, and the Company recognizes revenue when the service has been performed.

Remaining Performance Obligations

As of December 31, 2025, the Company had remaining performance obligations related to certain consulting contracts, for which the aggregate transaction price allocated to such remaining performance obligations was approximately ¥500 million.

Accordingly, in accordance with ASC Topic 606, the Company has not recognized any revenue related to these contracts during the year ended December 31, 2025.

Cost of Revenue

Cost of revenue includes all merchandise, supplies, direct labor, depreciation, rent and those indirect costs related to facilities cost.

Advertising Expenses

The Company expenses advertising costs as they incurred. Total advertising expenses were $121,816, $262,861 and $461,270 for the years ended December 31, 2025, 2024 and 2023, respectively, and have been included as part of general and administrative expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker organizes segments within the company for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

We operate our business and report our financial performance using two segments: consulting services and health services (see Note 13).

Comprehensive Income or Loss

ASC Topic 220, “Comprehensive Income,” establishes standards for reporting and display of comprehensive income or loss, its components and accumulated balances. Comprehensive income or loss as defined includes all changes in equity during a period from non-owner sources.

Earnings Per Share

Basic net earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period. Diluted net income per share reflects the potential dilution that could occur if stock options and other commitments to issue common shares were exercised or equity awards vest resulting in the issuance of common shares that could share in the net income of the Company.

Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC Topic 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Income Taxes

Income taxes are accounted for using an asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current period and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets also include the prior years’ net operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is likely that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits is classified as interest expense and penalties are classified in selling, general and administrative expenses in the statements of operations.

Fair Value Measurements

The Company performs fair value measurements in accordance with ASC Topic 820. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

●	Level 1: quoted prices in active markets for identical assets or liabilities;
●	Level 2: inputs other than Level 1 that are observable, either directly or indirectly; or
●	Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

As of December 31, 2025 and 2024, the carrying values of cash and cash equivalents, accounts receivable, prepaid and other current assets, accounts and accrued payables, contract liabilities and income tax payables approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments; and debt that bears variable interest rates index to prime also approximates fair values as it reprices when market interest rates change, respectively.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Transaction costs directly attributable to the acquisition are expensed as incurred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in the business combination. In accordance with ASC Topic 350, “Intangibles-Goodwill and Others”, goodwill is subject to at least an annual assessment for impairment or more frequently if events or changes in circumstances indicate that an impairment may exist, applying a fair-value based test.

The Company would recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit.

When performing the annual impairment test, the Company has the option of performing a qualitative or quantitative assessment to determine if an impairment has occurred. If a qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company would be required to perform a quantitative impairment analysis for goodwill. The quantitative analysis requires a comparison of the fair value of the reporting unit to its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The fair value is generally determined using the income approach with the discounted cash flow valuation method, which requires management to make significant estimates and assumptions related to forecasted revenues and cash flows and the discount rate.

Recently Adopted Accounting Guidance

ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures

Issued in December 2023, this ASU requires enhanced income tax disclosures, including disaggregated information about income taxes paid by jurisdiction, and a more detailed rate reconciliation using both percentages and currency amounts. The amendments are effective for annual periods beginning after December 15, 2024, and are to be applied prospectively, with early adoption permitted. The Company has adopted this ASU for the fiscal year beginning January 1, 2025. The adoption resulted in expanded income tax disclosure requirements but did not impact the recognition or measurement of income tax amounts.

Recently Issued Accounting Pronouncements Not Yet Adopted

ASU 2025-01 — Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date

Issued in January 2025, this ASU clarifies the effective date of ASU 2024-03 regarding the disaggregation of certain income statement expenses. The clarification specifies that the interim period effective date aligns with the annual period effective date, such that the guidance is effective for annual periods beginning after December 15, 2026, and interim periods within those fiscal years beginning after December 15, 2027. The Company is currently evaluating the effect of the expense disaggregation disclosure requirements and does not anticipate a material impact other than expanded presentation and disclosure upon adoption.